BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—98.3%
Communication Services—5.2%
Activision Blizzard, Inc.	80,908	$6,430,568
Alphabet, Inc., Class A*	7,266	12,747,470
Electronic Arts, Inc.(a)	26,143	3,339,768
Facebook, Inc., Class A*	36,282	10,049,026
Interpublic Group of Cos., Inc., (The)(a)	415,366	9,254,354
Momo, Inc. - SP ADR	142,728	2,052,429
NetEase, Inc. - ADR	82,207	7,429,047
Omnicom Group, Inc.(a)	54,790	3,451,770
T-Mobile US, Inc.*	110,205	14,650,653
		69,405,085
Consumer Discretionary—9.1%
AutoZone, Inc.*	8,022	9,126,228
eBay, Inc.(a)	169,772	8,561,602
Foot Locker, Inc.(a)	263,697	9,862,268
Gentex Corp.	84,061	2,740,389
Harley-Davidson, Inc.(a)	216,611	8,727,257
International Game Technology PLC*	327,860	4,127,757
Las Vegas Sands Corp.*	62,656	3,490,566
Lear Corp.	43,683	6,244,485
LKQ Corp.*	321,294	11,315,975
Lowe's Cos., Inc.	35,671	5,558,255
Magna International, Inc.	58,692	3,604,863
Melco Resorts & Entertainment Ltd. - ADR*	272,436	4,939,265
Mohawk Industries, Inc.*	70,629	8,887,247
NVR, Inc.*	1,955	7,814,487
Target Corp.	39,327	7,060,376
Ulta Beauty, Inc.*	15,576	4,289,630
Whirlpool Corp.(a)	39,192	7,627,155
Wyndham Destinations, Inc.	80,350	3,379,521
Wyndham Hotels & Resorts, Inc.	70,132	4,032,590
		121,389,916
Consumer Staples—1.8%
Altria Group, Inc.	105,063	4,184,659
Ambev SA - ADR*	1,160,987	3,088,225
Coca-Cola European Partners PLC	88,903	3,972,186
Nomad Foods Ltd.*	264,597	6,390,018
Philip Morris International, Inc.	80,048	6,063,636
		23,698,724
Energy—4.4%
BP PLC - SP ADR	174,111	3,405,611
Canadian Natural Resources Ltd.(a)	221,272	5,053,852
ChampionX Corp.*	119,675	1,421,739
Cimarex Energy Co.	141,816	5,098,285
ConocoPhillips	102,875	4,069,735
Diamondback Energy, Inc.(a)	129,614	5,179,375
EOG Resources, Inc.	133,728	6,269,169
Helmerich & Payne, Inc.	88,719	2,020,132
Marathon Oil Corp.	693,826	4,107,450
Parsley Energy, Inc., Class A(a)	364,130	4,562,549
Phillips 66	61,560	3,729,305
Royal Dutch Shell PLC, Class A - SP ADR(a)	123,640	4,183,977
Schlumberger Ltd.	323,077	6,716,771
World Fuel Services Corp.	105,197	2,989,699
		58,807,649
Financials—22.0%
Aflac, Inc.	249,633	10,966,378
Alleghany Corp.	19,445	11,184,764
Allstate Corp., (The)	138,119	14,136,480
American International Group, Inc.	467,425	17,967,817
Aon PLC, Class A(a)	35,414	7,255,974
Bank of America Corp.	914,156	25,742,633
Charles Schwab Corp., (The)	288,863	14,090,737
Chubb Ltd.	99,338	14,685,137
Citigroup, Inc.	342,243	18,847,322
Discover Financial Services(a)	92,439	7,041,079
Fifth Third Bancorp	205,048	5,195,916
Globe Life, Inc.	77,618	7,226,236
Goldman Sachs Group, Inc., (The)	58,410	13,468,178
Huntington Bancshares, Inc.	650,583	7,859,043
JPMorgan Chase & Co.	216,304	25,497,915
KeyCorp	966,237	14,938,024
Loews Corp.	262,999	11,022,288
Markel Corp.*	5,681	5,532,328
Renaissance Holdings Ltd.	70,788	11,654,536
Synchrony Financial	203,783	6,209,268
Travelers Cos., Inc., (The)	67,424	8,741,522
Truist Financial Corp.	279,246	12,962,599
Wells Fargo & Co.	335,795	9,183,993
White Mountains Insurance Group Ltd.	12,615	12,110,400
		293,520,567
Health Care—23.6%
AbbVie, Inc.	83,055	8,685,892
Alcon, Inc.*(a)	57,120	3,668,246
AmerisourceBergen Corp.	95,646	9,862,059
Anthem, Inc.	51,672	16,096,861
Avantor, Inc.*	481,549	13,136,657
Biogen, Inc.*	40,737	9,783,805
Centene Corp.*	254,900	15,714,585
Change Healthcare, Inc.*	304,423	5,214,766
Cigna Corp.	38,035	7,954,640
GlaxoSmithKline PLC - SP ADR	153,028	5,629,900
Humana, Inc.	22,168	8,878,727
Jazz Pharmaceuticals PLC*	41,814	5,883,648
Johnson & Johnson	250,451	36,235,251
Laboratory Corp. of America Holdings*	35,508	7,095,919
McKesson Corp.	101,419	18,246,292
Medtronic PLC	288,266	32,775,844
Merck & Co., Inc.	168,185	13,520,392
Molina Healthcare, Inc.*	30,266	6,178,199
Novartis AG - SP ADR(a)	226,065	20,533,484
Pfizer, Inc.	633,416	24,266,167
Roche Holding AG - SP ADR	185,980	7,591,704
Stryker Corp.	28,427	6,634,862
UnitedHealth Group, Inc.	56,124	18,876,746
Viatris, Inc.*	78,593	1,321,939
Zimmer Biomet Holdings, Inc.	75,917	11,320,743
		315,107,328
Industrials—14.6%
Allison Transmission Holdings, Inc.	164,612	6,757,323
Altra Industrial Motion Corp.	81,234	4,610,842
AMETEK, Inc.	71,097	8,427,127
ASGN, Inc.*	2,320	181,378
Boeing Co., (The)*	70,432	14,840,727
BWX Technologies, Inc.	147,078	8,365,797
Caterpillar, Inc.	46,734	8,112,555
Curtiss-Wright Corp.	84,296	9,715,957
Deere & Co.	38,183	9,989,436
Dover Corp.	61,975	7,562,809
Eaton Corp., PLC	90,797	10,996,425
EnerSys	58,453	4,782,040
Expeditors International of Washington, Inc.	64,506	5,764,901
General Dynamics Corp.	46,042	6,876,373
Howmet Aerospace, Inc.*	388,651	9,117,752
Huron Consulting Group, Inc.*	123,062	5,423,342
Landstar System, Inc.	35,462	4,660,416
ManpowerGroup, Inc.	41,307	3,579,252
Masco Corp.	135,046	7,247,919
Oshkosh Corp.	61,360	4,939,480
Owens Corning	95,666	6,971,181
PACCAR, Inc.(a)	89,766	7,815,028
Robert Half International, Inc.	73,794	4,736,099
Spirit AeroSystems Holdings, Inc., Class A	201,183	6,840,222
Textron, Inc.	161,938	7,303,404
United Parcel Service, Inc., Class B	60,690	10,382,238
WESCO International, Inc.*	132,810	8,661,868
		194,661,891
Information Technology—12.3%
Amdocs Ltd.	101,764	6,697,089
Analog Devices, Inc.	34,850	4,846,938
Arrow Electronics, Inc.*	75,633	6,931,764
Belden, Inc.	63,629	2,448,444
Cisco Systems, Inc.	269,393	11,589,287
Cognizant Technology Solutions Corp., Class A	174,822	13,658,843
Fidelity National Information Services, Inc.	66,118	9,812,572
Flex Ltd.*	483,851	7,852,902
Hewlett Packard Enterprise Co.	349,636	3,859,981
Jabil, Inc.	260,181	9,944,118
Leidos Holdings, Inc.	85,144	8,574,001
Oracle Corp.	302,396	17,454,297
Qorvo, Inc.*	133,025	20,842,357
Science Applications International Corp.	152,682	14,129,192
SS&C Technologies Holdings, Inc.	151,221	10,417,615
TE Connectivity Ltd.	117,899	13,436,949
Western Digital Corp.*	53,150	2,385,372
		164,881,721
Materials—4.9%
Cemex SAB de CV - SP ADR	639,806	2,943,108
Corteva, Inc.	216,196	8,284,631
CRH PLC - SP ADR	178,837	7,019,352
DuPont de Nemours, Inc.(a)	179,139	11,364,578
FMC Corp.	120,813	14,015,516
Ingevity Corp.*	57,144	3,804,647
Mosaic Co., (The)	257,951	5,664,604
PPG Industries, Inc.	36,005	5,284,454
Trinseo SA	62,577	2,377,300
Valvoline, Inc.	215,606	4,913,661
		65,671,851
Utilities—0.4%
Vistra Energy Corp.	310,355	5,797,432
TOTAL COMMON STOCKS
(Cost $905,694,223)		1,312,942,164
RIGHTS—0.0%
Information Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—6.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(b)	82,276,415	82,276,415
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $82,276,415)		82,276,415
SHORT-TERM INVESTMENTS—1.1%
U.S. Bank Money Market Deposit Account, 0.03%(b)	14,501,662	14,501,662
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,501,662)		14,501,662
TOTAL INVESTMENTS—105.6%
(Cost $1,002,472,300)		1,409,720,241
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.6)%		(74,852,763)
NET ASSETS—100.0%		$1,334,867,478

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2020, the market value of securities on loan was $79,191,496.
(b)	The rate shown is as of November 30, 2020.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2020, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$69,405,085	$69,405,085	$-	$-		$-
Consumer Discretionary	121,389,916	121,389,916	-	-		-
Consumer Staples	23,698,724	23,698,724	-	-		-
Energy	58,807,649	58,807,649	-	-		-
Financials	293,520,567	293,520,567	-	-		-
Health Care	315,107,328	315,107,328	-	-		-
Industrials	194,661,891	194,661,891	-	-		-
Information Technology	164,881,721	164,881,721	-	-		-
Materials	65,671,851	65,671,851	-	-		-
Utilities	5,797,432	5,797,432	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	82,276,415	-	-	-		82,276,415
Short-Term Investments	14,501,662	14,501,662	-	-		-
Total Assets	$1,409,720,241	$1,327,443,826	$-	$-	**	$82,276,415

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.